Net Loss per share - Basic and Diluted Per Share Computations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Numerator – basic and diluted:
Net loss	$ (164,827)	$ (139,219)	$ (79,605)
Less: Net loss attributable to noncontrolling interest	(120,832)
Net loss attributable to Bakkt Holdings, Inc.	$ (43,995)
Denominator – basic and diluted:
Weighted average shares outstanding – basic (in dollars per share)	54,018,064
Weighted average shares outstanding – diluted (in dollars per share)	54,018,064
Net loss per share – basic (in dollars per share)	$ 0.81
Net loss per share – diluted (in dollars per share)	$ 0.81